UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-24008

HL SCOPE RIC LLC

(Exact name of registrant as specified in charter)

110 Washington Street, Suite 1300

Conshohocken, Pennsylvania 19428-2053

(Address of principal executive offices) (Zip Code)

Andrew Schardt

Hamilton Lane Advisors, L.L.C.

110 Washington Street, Suite 1300

Conshohocken, Pennsylvania 19428-2053

(Name and address of agent for service)

Copy to:

Suzan Barron Brown Brothers Harriman & Co. 50 Post Office Sq. Boston, MA 02110	Ryan P. Brizek, Esq. Simpson Thacher & Bartlett LLP 900 G Street, N.W. Washington, D.C. 20001

Registrant’s telephone number, including area code: (888) 882-8212

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Report to Stockholders.

1.(a) The Report to Shareholders is attached herewith.

HL SCOPE RIC LLC

(Delaware Limited Liability Company)

Annual Report

For the period from April 1, 2024

(commencement of operations)

through December 31, 2024

HL SCOPE RIC LLC

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www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Management’s Discussion of Fund Performance (Unaudited)

Objective and Strategy

The HL SCOPE RIC LLC (“SCOPE RIC”) is a subsidiary investment vehicle registered under the Investment Company Act of 1940 within the structure of the Hamilton Lane Senior Credit Opportunities Fund (“SCOPE”), which is a Luxembourg SICAV RAIF, senior credit-focused evergreen fund designed for investors seeking safety and yield. Hamilton Lane Advisors, L.L.C. (the “Adviser” or “Hamilton Lane”) formed SCOPE RIC to solve for tax origination challenges. SCOPE targets a net annual return across market cycles of 8-10%.

Performance of the Fund

While SCOPE RIC is solely an investment vehicle and does not have outside investors, the performance of the portfolio has been positive, returning approximately 7.17% on a net basis through the period ended December 31, 2024. The SCOPE RIC portfolio held approximately 25 first lien, senior secured investments in the vehicle with a total fund size of approximately $282 million. Interest income generated from the loans in the portfolio drove this performance since inception of SCOPE RIC.

Themes in the Portfolio

2024 was a rebound year in the leveraged loan market, with over $650 billion in new issue loan volume. A combination of rate cuts and more stabilized economic outlook fueled the market to its highest level of activity on a yearly basis since 2021. The borrower friendly environment of 2024 led to refinancings driving nearly 50% of new issuance loan volumes for the year. Further, amendment driven repricing in the fourth quarter of 2024 eclipsed $270 billion, bringing repricing activity on the year to over $750 billion, or approximately half of the total outstanding syndicated loan volume as of year end. This activity compressed spreads in both the public and private markets over the course of the year.

Despite these market factors and an environment of bank resurgence, we continue to believe private credit remains an attractive environment to deploy investor capital. Investing alongside market leading sponsors in their areas of expertise, our platform offers borrowers a number of key advantages – (1) speed and certainty of execution (2) partnership with an experienced group of lenders (3) a higher level of confidentiality vs. public markets and (4) an ability to navigate through complex transaction dynamics. This service offering allows us to consistently capture a pricing premium relative to the public markets.

Further, private credit markets continue to gain momentum as a leading capital provider, with the count of LBOs financed in the private credit market remaining well above those financed in the broadly syndicated market. Alongside this trend, the share of broadly syndicated loans taken out by private loans has outpaced the converse over much of the last two years. The Hamilton Lane Direct Credit Platform is actively stepping into this trend as shown by our rapidly increasing deal flow, up +50% year-over-year. Moving into 2025, fewer expected rate cuts for the year and a forward Secured Overnight Financing Rate (“SOFR”) curve indicating a higher-for-longer rate environment strengthens our belief senior private credit will continue to offer attractive all-in yields for our investors.

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KPMG LLP Suite 4000 1735 Market Street Philadelphia, PA 19103-7501

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
HL SCOPE RIC LLC:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of HL SCOPE RIC LLC (the Fund), including the schedule of investments, as of December 31, 2024, the related statements of operations, changes in net assets, and cash flows for the period from April 1, 2024 (commencement of operations) through December 31, 2024, and the related notes (collectively, the financial statements) and the financial highlights for the period from April 1, 2024 (commencement of operations) through December 31, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations, the changes in its net assets, its cash flows and the financial highlights for the period from April 1, 2024 (commencement of operations) through December 31, 2024, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, general partner/manager of the underlying investment and agent banks; when replies were not received from agent banks, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Hamilton Lane investment companies since 2024.

Philadelphia, Pennsylvania
February 27, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

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HL SCOPE RIC LLC

Fund Performance (Unaudited)

December 31, 2024

This graph compares a hypothetical $1,000,000 investment in the Fund’s Common Shares, made at its inception, with similar investments in Invesco Senior Loan ETF. Results include the reinvestment of all dividends and capital gains. The indices do not reflect expenses, fees, or sales charges, which would lower performance.

The Invesco Senior Loan ETF is based on the Morningstar LSTA US Leveraged Loan 100 Index (the “Index”). The Invesco Senior Loan ETF normally invests at least 80% of its total assets in the component securities that comprise the Index. The Index is designed to track the market-weighted performance of the largest institutional leveraged loans based on market weightings, spreads and interest payments.

Average Annual Total Returns as of December 31, 2024
Since Inception*
HL SCOPE RIC LLC – Common Shares	7.17%
Invesco Senior Loan ETF	-0.33%

* Commencement of operations for the HL SCOPE RIC LLC was April 1, 2024. See Note 1 in the accompanying notes to the financial statements.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent quarter end performance may be obtained by calling (888) 882-8212.

For the Fund’s current expense ratios, please refer to the Financial Highlights Section of this report.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

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HL SCOPE RIC LLC

Schedule of Investments

December 31, 2024

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† – 99.31%
Term Loans* – 93.41%
Direct Credit – 93.41%
AIS Holdco, LLC (Initial Term Loan)[1]	6% + CME Term SOFR	5/21/2029	5/21/2024	$8,678,250	$8,526,072	$ 8,520,306#
Apex Service Partners, LLC (2024 Revolving Credit Loan)[1,2]	5% + CME Term SOFR	10/24/2029	10/22/2024	203,080	203,080	197,762
Apex Service Partners, LLC (2024 Term Loan)[1]	5% + CME Term SOFR	10/24/2030	10/22/2024	3,788,015	3,751,328	3,750,135
Apex Service Partners, LLC (First Amendment Incremental DDTL Loan)[1,2]	5% + CME Term SOFR	10/24/2030	9/24/2024	1,447,078	1,440,957	1,423,192
Apex Service Partners, LLC (Initial DDTL)[1]	5% + CME Term SOFR	10/24/2030	10/22/2024	901,584	892,852	892,568
Associations, Inc. (Revolving Loan (2024))[1,2]	6.5% + CME Term SOFR	7/2/2028	5/3/2024	406,892	406,892	406,892#
Associations, Inc. (Special Purpose DDTL)[1,2]	6.5% + CME Term SOFR	7/2/2028	5/3/2024	169,485	169,485	169,993#
Associations, Inc. (Term Loan A)[1]	6.5% + CME Term SOFR	7/2/2028	5/3/2024	13,049,994	13,049,994	13,089,144#
Astro Acquisition, LLC (Initial Term Loan)[1]	5.5% + CME Term SOFR	12/13/2027	4/24/2024	9,925,000	9,884,792	9,871,405#
BDO USA, P.C. (2024 Term Loan)[1]	5% + CME Term SOFR	8/31/2028	10/4/2024	14,962,121	14,962,121	14,962,121
BlueHalo Global Holdings, LLC (Initial Term Loan)	6% + CME Term SOFR	10/31/2025	11/26/2024	17,455,028	17,369,498	17,455,028
Continental Cafe Holdings, LLC (Term Loan)[1]	5.25% + CME Term SOFR	12/31/2029	12/19/2024	10,454,545	10,324,788	10,324,788
Dealer Services Network, LLC (Second Amendment Incremental Term Loan)[1]	5.75% + CME Term SOFR	2/9/2027	9/5/2024	16,000,000	15,861,285	15,861,285
Diligent Corporation (fka Diamond Merger Sub II, Corp.) (A-1 Cash Pay Term Loan)[1]	5% + CME Term SOFR	8/2/2030	4/23/2024	6,374,113	6,331,393	6,318,021#
Diligent Corporation (fka Diamond Merger Sub II, Corp.) (A-1 PIK Option Term Loan)[1]	5% + CME Term SOFR	8/2/2030	4/23/2024	1,092,701	1,085,378	1,083,086#
DTI Holdco, Inc. (Initial Term Loan (First Lien))[1]	4.75% + CME Term SOFR	4/26/2029	7/17/2024	9,949,110	9,926,640	9,951,414
Engineering Research And Consulting, LLC (Term B Loan)[1]	5% + CME Term SOFR	8/29/2031	8/16/2024	10,000,000	9,809,310	9,809,259
ESCP DTFS Inc. (Initial Term Loan)[1]	5.5% + CME Term SOFR	9/28/2029	9/30/2024	9,975,000	9,809,338	9,809,338
Ground Penetrating Radar Systems, LLC (Initial Term Loan Retired 01/02/2025)[1]	4.25% + CME Term SOFR	4/2/2031	4/2/2024	14,614,535	14,418,279	14,614,535
Ground Penetrating Radar Systems, LLC (Revolving Loan)[1,2]	5.25% + CME Term SOFR	4/2/2031	4/2/2024	232,558	231,993	232,558
Minds Buyer, LLC (Initial Term Loan)[1,2]	5.25% + CME Term SOFR	5/3/2029	10/25/2024	9,479,167	9,388,049	9,388,289
OneZero Financial Systems, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	10/7/2031	10/7/2024	9,038,462	8,951,118	8,951,118
PT Intermediate Holdings III, LLC (2024 Term Loan)[1]	3.25% + CME Term SOFR	4/9/2030	4/3/2024	16,425,436	16,388,872	16,610,202#

See accompanying Notes to Financial Statements.

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HL SCOPE RIC LLC

Schedule of Investments (Continued)

December 31, 2024

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† – 99.31% (Continued)
Term Loans* – 93.41% (Continued)
Direct Credit – 93.41% (Continued)
SGA Dental Partners Opco, LLC (Initial DDTL)[1,2]	5.5% + CME Term SOFR	7/17/2029	7/17/2024	$1,003,738	$995,888	$984,636
SGA Dental Partners Opco, LLC (Initial Term Loan)[1]	5.5% + CME Term SOFR	7/17/2029	7/17/2024	12,587,500	12,358,912	12,392,977
Solidcore Topco, LLC (Initial Term Loan)[1]	5.75% + CME Term SOFR	11/4/2030	11/1/2024	10,000,000	9,805,294	9,845,294
Summit Buyer, LLC (Closing Date Term Loan)	4.75% + CME Term SOFR	6/2/2031	5/31/2024	12,821,128	12,703,701	12,687,788#
Summit Buyer, LLC (Delayed Draw Term Loan)[1,2]	4.75% + CME Term SOFR	6/2/2031	5/31/2024	2,734,397	2,723,671	2,701,132#
Sunshine Cadence Holdco, LLC (Delayed Draw Term Loan)[1,2]	5% + CME Term SOFR	5/1/2031	5/1/2024	1,378,897	1,378,897	1,366,211#
Sunshine Cadence Holdco, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	5/1/2031	5/1/2024	11,559,265	11,454,752	11,452,919#
TEAM Services Group, LLC (Incremental Term Loan (First Lien))[1]	5.25% + CME Term SOFR	12/20/2027	6/28/2024	9,000,000	8,831,075	8,831,075
US Fitness Holdings, LLC (2024 Refinancing RC Facility Loan)[1,2]	5.5% + CME Term SOFR	9/4/2030	9/4/2024	146,429	145,231	145,005
US Fitness Holdings, LLC (Initial Term Loan)[1]	5.5% + CME Term SOFR	9/4/2031	9/4/2024	7,614,286	7,540,239	7,540,239
Vensure Employer Services, Inc. (Initial Term Loan)[1]	5% + CME Term SOFR	9/27/2031	11/1/2024	12,000,000	11,880,678	11,880,679
Total Direct Credit						263,520,394
Total Term Loans						263,520,394

Fund of Funds – 3.02%
Direct Equity – 3.02%
BCP Great Lakes II - Series A Holdings LP^[1]	N/A	N/A	7/17/2024	N/A	8,349,605	8,507,435
Total Direct Equity						8,507,435
Total Fund of Funds						8,507,435

Short Term Investments – 2.88%
Time Deposits – 2.88%
DBS Bank Ltd	3.68%	1/2/2025	12/31/2024	8,114,878	8,114,878	8,114,878
Total Time Deposits						8,114,878
Total Short Term Investments						8,114,878

See accompanying Notes to Financial Statements.

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HL SCOPE RIC LLC

Schedule of Investments (Continued)

December 31, 2024

Fair Value

Total Investments (Cost $279,466,335)	$280,142,707
Assets in excess of other liabilities – 0.69%	1,946,329
Total Net Assets – 100%	$282,089,036

DDTL - Delayed Draw Term Loan

CME - Chicago Mercantile Exchange

SOFR - Secured Overnight Financing Rate (CME Term SOFR 3 Month was 4.31% at December 31, 2024)

†	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company.
*	These loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks, (iii) the Certificate of Deposit rate, or (iv) SOFR.
#	The Fair Value is estimated using significant unobservable inputs. Please see notes to financial statements for further details regarding the valuation policy of the Fund.
^	Investments do not issue shares.
[1]	Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments.
[2]	Investment has been committed to but has not been fully funded by the Fund as of period end.

Percentage based on net assets of $282,089,036.

See accompanying Notes to Financial Statements.

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HL SCOPE RIC LLC

Statement of Assets and Liabilities

December 31, 2024

Assets
Investments, at fair value (cost $279,466,335)	$280,142,707
Cash	36,338
Interest receivable	2,179,738
Dividend receivable	267,912
Receivable for investments sold	60,626
Total Assets	282,687,321

Liabilities
Deferred original issue discount on unfunded loans	231,510
Audit fees payable	139,500
Administration fees payable	83,055
Tax advisory fees payable	58,100
Professional fees payable	45,205
Custody fees payable	6,382
Transfer agent fees payable	2,975
Other payables	31,558
Total Liabilities	598,285

Commitments and contingencies (see Note 9)

Net Assets	$282,089,036

Composition of Net Assets:
Paid-in capital	$281,398,637
Total distributable earnings	690,399
Net Assets	$282,089,036

Net Assets Attributable to:
Common Shares	$282,089,036

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized):
Common Shares	2,669,562

Net Asset Value per Share:
Common Shares	$105.67

See accompanying Notes to Financial Statements.

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HL SCOPE RIC LLC

Statement of Operations

For the period from April 1, 2024 (commencement of operations) through

December 31, 2024

Investment Income
Interest income	$12,663,582
Dividend income	629,345
Total Investment Income	13,292,927

Expenses
Organizational expenses	511,862
Legal fees	423,125
Audit fees	139,500
Professional fees	139,286
Administration fees	83,055
Tax advisory fees	58,100
Custody fees	6,382
Transfer agent fees	2,975
Other expenses	35,025
Total Expenses	1,399,310
Net Investment Income	11,893,617

Realized and Change in Unrealized Gain/(Loss)
Net realized gain on investments*	93,586
Net change in unrealized appreciation on investments	676,372
Net Realized and Change in Unrealized Gain	769,958

Net Increase in Net Assets Resulting from Operations	$12,663,575

*	$30,457 represents realized loss recognized upon in-kind transfer of investments, detailed in Note 11.

See accompanying Notes to Financial Statements.

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HL SCOPE RIC LLC

Statement of Changes in Net Assets

For the period from April 1, 2024 (commencement of operations) through

December 31, 2024

Change in Net Assets Resulting from Operations
Net investment income	$11,893,617
Net realized gain on investments	93,586
Net change in unrealized appreciation on investments	676,372
Net Change in Net Assets Resulting from Operations	12,663,575

Distributions to investors
Distributable earnings	(4,000,000)
Net Change in Net Assets from Distributions to Investors	(4,000,000)

Change in Net Assets Resulting from Capital Share Transactions
Common Shares
Proceeds from Shares issued	296,936,268
Cost of Shares redeemed*	(23,510,807)
Net Change in Net Assets Resulting from Capital Share Transactions	273,425,461

Total Net Increase in Net Assets	282,089,036

Net Assets
Beginning of period	-
End of period	$282,089,036

Shareholder Activity
Common Shares
Shares issued	2,895,896
Shares redeemed	(226,334)
Net Change in Common Shares Outstanding	2,669,562

*	$23,510,807 represents in-kind redemption of investments, detailed in Note 11.

See accompanying Notes to Financial Statements.

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HL SCOPE RIC LLC

Statement of Cash Flows

For the period from April 1, 2024 (commencement of operations) through

December 31, 2024

Cash Flows From Operating Activities
Net increase in net assets from operations	$12,663,575
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investments	(309,795,315)
Sales of investments	14,966,011
Purchases of short-term investments, net	(8,114,878)
Net realized gain on investments	(93,586)
Net change in unrealized appreciation on investments	(676,372)
Changes in Assets
Increase in interest receivable	(2,179,738)
Increase in dividend receivable	(267,912)
Changes in Liabilities
Increase in deferred original issue discount on unfunded loans	231,510
Increase in audit fees payable	139,500
Increase in administration fees payable	83,055
Increase in tax advisory fees payable	58,100
Increase in professional fees payable	45,205
Increase in custody fees payable	6,382
Increase in transfer agent fees payable	2,975
Increase in other payables	31,558
Net cash used in operating activities	(292,899,930)

Cash flows from financing activities:
Proceeds from Shares issued	296,936,268
Distributions to investors	(4,000,000)
Net cash provided by financing activities	292,936,268

Net change in Cash	36,338
Cash – Beginning of Period	-
Cash – End of Period	$36,338

Supplemental disclosure of non-cash activities
In-kind transfers	$(23,510,807)

See accompanying Notes to Financial Statements.

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HL SCOPE RIC LLC

Financial Highlights

For the period from April 1, 2024 (commencement of operations) through

December 31, 2024

For the period ended December 31, 2024 Common Shares*

Per Share Operating Performance:
Net Asset Value per share, beginning of period	$100.00
Activity from investment operations:
Net investment income[1]	7.05
Net realized and unrealized gain on investments	0.12
Total from investment operations	7.17

Distributions to investors
From net investment income	(1.50)
Total distributions to investors	(1.50)

Net Asset Value per share, end of period	$105.67
Net Assets, end of period	$282,089,036

Ratios to average shareholders’ equity:
Net investment income[2]	9.10%

Gross expenses[3]	0.96%

Total Return[4]	7.17%[5]
Portfolio turnover rate	9.90%[5]

[1]	Per share data is computed using the average shares method.
[2]	Net investment income has been annualized for periods of less than twelve months, except for organizational expenses which are one time expenses. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests that has not been distributed.
[3]	Expense ratios have been annualized for periods of less than twelve months, except for organizational expenses which are one time expenses. Expense ratios do not include the expenses of underlying funds.
[4]	Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the
Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.
[5]	Not annualized.
*	The Class commenced operations on April 1, 2024.

See accompanying Notes to Financial Statements.

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HL SCOPE RIC LLC

Notes to the Financial Statements

For the period from April 1, 2024 (commencement of operations) through

December 31, 2024

1.	Organization

HL SCOPE RIC LLC (the “Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. Hamilton Lane Advisors, L.L.C. (the “Adviser”), a Pennsylvania limited liability company, serves as the investment adviser of the Fund, appointed under the terms of the Investment Management Agreement, pursuant to which it performs the functions of a discretionary investment manager. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Fund was organized as a Delaware trust on January 22, 2024 and commenced operations on April 1, 2024.

This Limited Liability Company Agreement of the Fund dated as of January 26, 2024 was entered into by HL SCOPE RIC Holdings LLC (the “Member”), a Delaware limited liability company and initial member of the Fund. As of December 31, 2024, HL SCOPE RIC Holdings LLC is the sole member of the Fund.

The Fund bears all other expenses to be incurred in its operation (including to the extent such operations are performed by the Adviser or its affiliates).

The Fund registered under the Investment Company Act as filed with the Securities and Exchange Commission on October 10, 2024. Up until October 10, 2024, the Fund remained an unregistered entity.

The investment objective of the Fund is to seek to obtain returns over the medium- and long-term from current income and to a lesser extent, capital appreciation, through investments in private assets globally while also focusing on principal protection. The Fund seeks to build a portfolio over time to avoid concentrated risk exposures and to provide sufficient liquidity for limited redemptions.

2.	Summary of significant accounting policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

(a) Basis of Accounting

The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”). U.S. GAAP for an investment company requires investments to be recorded at their estimated fair value.

(b) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c) Cash

Cash, represents cash deposits held at financial institutions. Cash is held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation or Securities Investor Protection Corporation limitations.

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HL SCOPE RIC LLC

Notes to the Financial Statements (Continued)

For the period from April 1, 2024 (commencement of operations) through

December 31, 2024

2.	Summary of significant accounting policies (continued)

(d) Fair Value of Financial Instruments

The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments in fund of funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. Pursuant to the requirements of Rule 2a-5, the Board of Trustees (the “Board”) designated the Adviser as its valuation designee to perform fair value determinations and approved new valuation procedures for the Fund.

The Fund’s investments are in private credit and equity-related investments that are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these investments at estimated fair values in accordance with ASC 820, consistently applying generally accepted valuation techniques that involve unobservable inputs. These may include references to market multiples, market yields, valuations for comparable companies, public market or private transactions, developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

The Adviser utilizes a valuation committee, consisting of senior members of the management team, to review and approve the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation consulting services for investments.

Certain Fund of Funds are valued based on the latest net asset value (“NAV”) reported by the third-party fund manager or General Partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946.

In cases where the NAV of the Fund of Funds is not available as of the measurement date, the Valuation Designee estimates NAV based upon the most recent NAV provided from the third-party manager or general partner, as adjusted for other information available at the time the portfolio is valued. Such adjustments may include adjustments for additional capital contributions or distributions, as well as market adjustments determined by the Valuation Designee based upon the returns of public market indices and the historical alignment of such public market indices against private indices of a similar strategy to the investment.

(e) Organizational Expenses

Organizational expenses consist of the costs of forming the Fund; drafting of bylaws, administration, custody and transfer agency agreements; and legal services in connection with the initial meeting of the Board. The aggregate amount of the organizational costs as of December 31, 2024 are $511,862.

Organizational expenses are expensed as incurred.

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HL SCOPE RIC LLC

Notes to the Financial Statements (Continued)

For the period from April 1, 2024 (commencement of operations) through

December 31, 2024

2.	Summary of significant accounting policies (continued)

(f) Investment Transactions and Related Income

The Fund's primary source of income is interest income. Interest income, including amortization of premium or discount using the effective interest method and interest on paid-in-kind instruments, is recorded on an accrual basis. The Fund may also receive dividend income, which is recorded on the ex-dividend date or the date the Fund becomes aware of the dividend. The Fund generally recognizes investment income and realized gains/losses sourced from Fund of Funds based on the characterization of distributions provided by the administrator/investment manager of the portfolio investment on the date notice is received. Such distributions often occur at irregular intervals, and the exact timing of distributions from the investments may not be known until notice is received. It is estimated that distributions will occur over the life of the investments.

Realized gains and losses from the sale of investments will represent the difference between the original cost of the investments, as adjusted for return of capital distributions, amortization and paid in kind interest (net cost), and the net proceeds received at the time of the sale, disposition or distribution date. The Fund records realized gains and losses on investments when securities are sold, distributed to the partners or written-off as worthless. The Fund recognizes the difference between the net cost and the estimated fair value of investments owned as the net change in unrealized appreciation/depreciation on investments in the Statement of Operations.

(g) Foreign Currency

The values of investments denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Capital contributions to the investments and distributions received from the investments are translated into U.S. dollar amounts on the respective dates of each such transaction. The Fund does not isolate the effects of changes in foreign currency rates on the valuation of these investments. Such fluctuations in exchange rates are included with and form part of the net realized and unrealized gain (loss) from investments.

(h) Income Taxes

As of October 10, 2024, the Fund intends to elect to be treated as, and qualifies as, a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Prior to October 10, 2024 the Fund was a single-member limited liability company and, as such, disregarded for federal income tax purposes. Accordingly, no provision for federal income taxes was required for the Fund.

In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no material uncertain tax positions requiring recognition in the Fund’s financial statements as of December 31, 2024.

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HL SCOPE RIC LLC

Notes to the Financial Statements (Continued)

For the period from April 1, 2024 (commencement of operations) through

December 31, 2024

2.	Summary of significant accounting policies (continued)

(h) Income Taxes (continued)

The Fund utilizes a tax-year end of December 31 and the Fund’s income and federal excise tax returns and all financial records supporting returns will be subject to examination by the federal and Delaware revenue authorities.

The Adviser has analyzed the Fund’s tax positions and has concluded that as of and during the open tax period ended December 31, 2024, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year. To the extent the Fund recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations.

3.	Investment Transactions

For the period ended December 31, 2024, purchases and sales of investments, excluding short-term investments and in-kind transfers, were $309,795,315 and $15,026,637, respectively.

4.	Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in private equity partnerships.

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HL SCOPE RIC LLC

Notes to the Financial Statements (Continued)

For the period from April 1, 2024 (commencement of operations) through

December 31, 2024

4.	Portfolio Valuation (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level I	Level II	Level III	Total
Investments
Term Loans	$-	$-	$263,520,394	$263,520,394
Time Deposits	8,114,878	-	-	8,114,878
	8,114,878	-	263,520,394	271,635,272
Investments valued using practical expedient*				8,507,435
Total Investments				$280,142,707

*	Certain investments that are measured at fair value using NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statement of Assets and Liabilities.

The following is a reconciliation of assets in which significant unobservable inputs (Level III) were used in determining value:

Balance as of April 1, 2024	$-
Total gains or losses for the period included in earnings (or changes in net assets)	518,542
Transfers into Level III	-
Transfers out of Level III	-
Purchases	301,436,350
Sales	(38,434,498)
Balance as of December 31, 2024	$263,520,394
Change in unrealized gains or losses for the period included in earnings (or changes in partners’ capital) for Level III assets held at the end of the reporting period	$518,542

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level III as of December 31, 2024. Certain of the Fund's Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Fund, including recent transactions. As a result, fair value assets of approximately $179,243,295 have been excluded from the following table.

Assets	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input(1)	Range of Input	Weighted Average of Input(2)	Impact to Valuation from an Increase in Input(3)
Term Loans	$84,277,099	Income Approach	Market Yield	9.51%-11.28%	10.13%	Decrease

(1)	The Adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type, cost and recent purchases or sales of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	Weighted average by the relative Fair Value of the investments in that asset class.
(3)	This column represents the directional change in the fair value of the Level III investments that would result from an increase to the corresponding unobservable input.

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HL SCOPE RIC LLC

Notes to the Financial Statements (Continued)

For the period from April 1, 2024 (commencement of operations) through

December 31, 2024

5.	Federal Income Taxes

At December 31, 2024, there were no differences between cost amounts for financial statements and federal income tax purposes.

GAAP requires that certain components of net assets to be reclassified between financial and tax reporting. Permanent differences between book and tax basis are attributable primarily to the disregarded entity period as the Fund registered under the Investment Company Act as filed with the Securities and Exchange Commission on October 10, 2024. Up until October 10, 2024 the Fund remained an unregistered entity. Starting from November 1, 2024, the Fund elected to be treated as, and qualified as, a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. These reclassifications have no effect on net assets or NAV per share. For the period ended December 31, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings as follows:

Increase (Decrease)
Paid-in Capital	Total Distributable Earnings (Loss)
$7,973,176	$(7,973,176)

As of December 31, 2024 the components of accumulated earnings (deficit) on a tax basis for the funds were as follows:

Undistributed ordinary income	$511,799
Undistributed long-term gains	-
Tax accumulated earnings	$511,799

Accumulated capital and other losses	$(497,772)
Unrealized appreciation/(depreciation) on investments	676,372

Total accumulated earnings	$690,399

As of December 31, 2024, the Fund had other temporary differences of $497,772 related to organizational expenses.

The tax character of distributions paid during the tax year ended December 31, 2024 were as follows:

Distributions paid from:
Ordinary income	$4,000,000
Net long term capital gains	-
Total distributions paid	$4,000,000

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HL SCOPE RIC LLC

Notes to the Financial Statements (Continued)

For the period from April 1, 2024 (commencement of operations) through

December 31, 2024

6.	Certain Risk Factors and Conflicts of Interest

Investors considering an investment in the Fund should be aware of potential risks. Prospective investors must rely upon their own examination of, and ability to understand, the nature of this investment, including the risks involved, in making a decision to invest in the Fund. There can be no assurance that the Fund will be able to achieve its investment objective or that investors will receive a return of their capital. In addition, there will be occasions when the Adviser or its affiliates may encounter potential conflicts of interest. By acquiring an interest in the Fund, each shareholder will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest.

The Fund has been organized as a non-diversified, closed-end management investment company and is designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike listed closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. The Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their NAV (after all applicable fees), or, in certain circumstances, at a discount. In addition, from time to time, the Adviser may recommend to the Board that the Fund conduct a repurchase offer of, generally, no more than 5% of the Fund’s net assets. The Fund is not obligated to repurchase any Shares. Shares are considerably less liquid than Shares of funds that trade on a stock exchange, or Shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

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HL SCOPE RIC LLC

Notes to the Financial Statements (Continued)

For the period from April 1, 2024 (commencement of operations) through

December 31, 2024

6.	Certain Risk Factors and Conflicts of Interest (Continued)

The Fund’s investments are generally illiquid, non-publicly traded securities and are realized as distributions from investments made and when investments are disposed of. Portfolio is comprised of private credit instruments that are not rated and as such they have been categorized as non-investment grade. These investments are subject to various risk factors including market, credit, and industry risk. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest rates. Other risks affecting these investments include, but are not limited to, increasing competition, rapid changes in technology and changes in economic conditions. Additionally, certain investments are denominated in foreign currencies that may be negatively affected by movements in the rate of exchange between the U.S. dollar and such foreign currencies. These risk factors could have a material effect on the ultimate realizable value of the Fund’s investments.

Fund of Funds make direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund investments are denominated against the U.S. dollar will result in a decrease in the Fund’s NAV. The Adviser generally will not hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

7.	Additional Risk Factors

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

8.	Other agreements

The Fund has retained the Administrator, Brown Brothers Harriman & Co., to provide administrative services, and to assist with operational needs. The Administrator provides such services to the Fund pursuant to an administration agreement between the Fund and the Administrator (the “Administration Agreement”).

The Administrator is responsible directly or through its agents for, among other things, providing the following services to the Fund, as applicable; (1) maintaining a list of Shareholders and generally performing all actions related to the issuance and repurchase of Shares, if any, including delivery of trade confirmations and capital statements; (2) providing certain administrative, clerical and bookkeeping services; (3) providing transfer agency services, services related to the payment of distributions, and accounting services; (4) computing the NAV of the Fund in accordance with U.S. GAAP and procedures defined in consultation with the Adviser; (5) assisting in the preparation of semi-annual and annual financial statements of the Fund in accordance with U.S. GAAP, quarterly reports of the operations of the Fund and information required for U.S. federal and applicable state and local income tax returns; (6) supervising regulatory compliance matters and preparing certain regulatory filings; and (7) performing additional services, as agreed upon, in connection with the administration of the Fund. The Administrator may from time to time delegate its responsibilities under the Administration Agreement to one or more parties selected by the Administrator, including its affiliates or affiliates of the Adviser.

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HL SCOPE RIC LLC

Notes to the Financial Statements (Continued)

For the period from April 1, 2024 (commencement of operations) through

December 31, 2024

8.	Other agreements (Continued)

In consideration for these services, the Administrator is paid a monthly fee calculated based upon the average NAV of the Fund, subject to a minimum annual fee (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund. The Administrator is also reimbursed by the Fund for out-of-pocket expenses relating to services provided to the Fund and receives a fee for transfer agency services. The Administration Fee and the other terms of the Administration Agreement may change from time to time as may be agreed to by the Fund and the Administrator.

Brown Brothers Harriman & Co. serves as the primary custodian of the assets of the Fund and may maintain custody of such assets with U.S. and non-U.S. sub-custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder.

9.	Commitments

As of December 31, 2024, the Fund has $30,390,613 in unfunded commitments to private credit investments.

10.	Capital Share Transactions

One or more Persons may be admitted to the Fund as shareholders upon the issuance of Shares in accordance Limited Liability Company Agreement. The Fund is authorized to issue an unlimited number of shares, which shall be divided into such transferable Shares of as many separate and distinct classes of shares as the Board may create and establish. The numbers of shares held by each Shareholder shall be listed in the books and records of the Fund.

11.	In-kind transfers

During the period ended December 31, 2024, there were in-kind redemptions of investments, totaling $23,510,807. On August 15, 2024, 95,392 shares were redeemed, resulting in a realized loss on investments of $3,176. On September 6, 2024, 47,694 shares were redeemed, resulting in a realized loss on investments of $26,056. On October 3, 2024, 83,248 shares were redeemed, resulting in a realized loss on investments of $1,225.

The following investments were partially transferred from the Fund to the HL SCOPE Master SICAV-RAIF SCSp effective August 15, 2024, September 6, 2024 and October 3, 2024 in connection with the in-kind redemptions:

Investments transferred	Assignment date
AIS Holdco, LLC (Initial Term Loan)	8/15/2024
AIS Holdco, LLC (Revolving Loan)	8/15/2024
Sunshine Cadence, LLC (Initial Term Loan)	9/6/2024
Sunshine Cadence Holdco, LLC (Revolving Credit Loan)	9/6/2024
Associations, Inc (Term Loan A)	10/3/2024
Associations, Inc (Special Purpose DDTL Commitment)	10/3/2024
Associations, Inc (Revolving Loan Commitment)	10/3/2024

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HL SCOPE RIC LLC

Notes to the Financial Statements (Continued)

For the period from April 1, 2024 (commencement of operations) through

December 31, 2024

12.	Significant Shareholder

As of December 31, 2024, the Fund has one Shareholder that holds 100% of the outstanding Shares of the Fund.

13.	Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on the Adviser’s experience, the Fund believes the risk of loss from these arrangements to be remote.

14.	Segment Reporting

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s management committee (consisting of the Fund’s President and Principal Executive Officer as well as the Fund’s Trustee and Assistant Secretary) acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

15.	Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

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HL SCOPE RIC LLC

Fund Information (Unaudited)

For the period from April 1, 2024 (commencement of operations) through

December 31, 2024

The identity of the Trustees and officers of the Fund and brief biographical information regarding each such person during the past five years is set forth below. The Fund’s Statement of Additional Information includes additional information about the membership of the Board and is available, without charge, upon request, by calling the Fund toll-free at (888) 882-8212.

Independent TRUSTEES

NAME, ADDRESS* AND YEAR OF BIRTH	POSITION(S) WITH THE FUND	LENGTH OF TIME SERVICED**	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE***	OTHER DIRECTORSHIPS **** HELD BY TRUSTEE
Gail Susan Ball Birth Year: 1957	Trustee	Since Inception	Owner and Principal, Gail S Ball, LLC (2022 – present); Executive in Residence and Special Program Director of WE Hatch (entrepreneurship program) (since 2020); Managing Partner at Alumni Ventures Group, Chestnut Street Ventures, Social Venture Fund and AVG Women’s Fund (2017 – 2019)	3	CGHK, LLC (since 2019); Silver Lining Finance (since 2019)
Timothy S. Galbraith Birth Year: 1964	Trustee	Since Inception	Chief Investment Officer and Founder of Innovation Beta (financial service firm) (since 2017); Portfolio Manager of Transamerica Multi-Manager Alternative Strategies Portfolio Fund (2012 – 2017)	3	N/A
Jeffrey P. Ladouceur Birth Year: 1970	Trustee (Chairman)	Since Inception	Director of SEI Investments (since 2010)	3	N/A

*	The address for each Trustee is c/o HL SCOPE RIC LLC, 110 Washington Street, Suite 1300, Conshohocken, PA 19428.
**	Each Trustee serves an indefinite term, until his or her successor is elected.
***	“Fund Complex” comprises registered investment companies for which the Adviser, or an affiliate of the Adviser, serves as investment adviser.
****	Includes any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or subject to the requirements of Section 15(d) of the Exchange Act or any company registered under the 1940 Act.

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HL SCOPE RIC LLC

Fund Information (Unaudited) (Continued)

For the period from April 1, 2024 (commencement of operations) through

December 31, 2024

Interested TRUSTEES and Officers

NAME, ADDRESS* AND YEAR OF BIRTH	POSITION(S) WITH THE FUND	LENGTH OF TIME SERVICED**	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE***	OTHER DIRECTORSHIPS **** HELD BY TRUSTEE
Andrew Schardt***** Birth Year: 1978	Trustee, President and Principal Executive Officer	Since Inception	Managing Director and Global Head of Investment Strategy & Global Co-Head of Credit at Hamilton Lane Advisors, L.L.C. (since 2008)	3	N/A
Brian Charles Gildea***** Birth Year: 1974	Trustee and Assistant Secretary	Since Inception	Managing Director, Head of Evergreen Portfolios at Hamilton Lane Advisors, L.L.C. (since 2009)	3	N/A

*	The address for each Trustee is c/o HL SCOPE RIC LLC, 110 Washington Street, Suite 1300, Conshohocken, PA 19428.
**	Each Trustee serves an indefinite term, until his or her successor is elected.
***	“Fund Complex” comprises registered investment companies for which the Adviser, or an affiliate of the Adviser, serves as investment adviser.
****	Includes any company with a class of securities registered pursuant to Section 12 of the Exchange Act or subject to the requirements of Section 15(d) of the Exchange Act or any company registered under the 1940 Act.
*****	Messrs. Schardt and Gildea are deemed to be interested persons of the Fund because of their affiliations with the Fund’s Adviser.

Information about Executive Officers Who Are Not Trustees

The address for each executive officer is c/o HL SCOPE RIC LLC, 110 Washington Street, Suite 1300, Conshohocken, PA 19428.

Name and Age	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Brian Channon Birth Year: 1982	Treasurer and Principal Financial Officer	Since Inception	Co-Head of Fund Accounting at Hamilton Lane Advisors, L.L.C. (since 2022); Vice President, Fund Controller at Hamilton Lane Advisors, L.L.C. (2018 – 2022)
Adam B. Shane Birth Year: 1983	Secretary	Since Inception	Attorney at Hamilton Lane Advisors, L.L.C. (since 2014)

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HL SCOPE RIC LLC

Fund Information (Unaudited) (Continued)

For the period from April 1, 2024 (commencement of operations) through

December 31, 2024

Information about Executive Officers Who Are Not Trustees (Continued)

Name and Age	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Allison Callahan Birth Year: 1981	Assistant Secretary	Since Inception	Funds Product Associate at Hamilton Lane Advisors, L.L.C. (since 2020); Sales Associate at Coventry (life insurance firm) (January 2020 – November 2020); Manager at Hartford Funds (registered investment company) (2014 – 2019)
Kristin Jumper Birth Year: 1984	Assistant Secretary	Since Inception	Head of Legal — Transactions at Hamilton Lane Advisors, L.L.C. (since 2021); Senior Transactions Counsel at Hamilton Lane Advisors, L.L.C. (2017 – 2021)
Keith Kleinman Birth Year: 1981	Assistant Secretary	Since Inception	Senior Counsel at Hamilton Lane Advisors, L.L.C (since 2021); Corporate Counsel at Hamilton Lane Advisors, L.L.C (2019-2021)
Gina Ro Birth Year: 1982	Assistant Secretary	Since Inception	Head of Evergreen Operations at Hamilton Lane Advisors, L.L.C. (since 2021); Fund Controller at Hamilton Lane Advisors, L.L.C. (since 2016)
Kaylin Liu Birth Year: 1989	Assistant Treasurer	Since September 2024	Principal, Fund Accounting at Hamilton Lane Advisors, L.L.C. (since 2015)
Gerard Scarpati Birth Year: 1955	Chief Compliance Officer	Since Inception	Compliance Director at Vigilant Compliance, LLC (since 2010)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 882-8212 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (888) 882-8212 or by accessing the Fund’s Form N-PX on the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov. or without charge and upon request by calling the Fund at (888) 882-8212.

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www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Fund Information (Unaudited) (Continued)

For the period from April 1, 2024 (commencement of operations) through

December 31, 2024

Approval of Investment Management Agreement

The Investment Management Agreement was initially approved by the Board (including a majority of the Independent Trustees) at a meeting held on June 17, 2024, and will continue in effect for an initial two-year term. Thereafter, the Investment Management Agreement will continue in effect from year to year provided such continuance is specifically approved at least annually by (i) the vote of a majority of the outstanding voting securities of the Fund, or a majority of the Board, and (ii) the vote of a majority of the Independent Trustees of the Fund, cast in person (or in reliance on exemptive relief or guidelines that allow the renewal to be approved at a non-in-person meeting) at a meeting called for the purpose of voting on such approval. The Investment Management Agreement will terminate automatically if assigned (as defined in the 1940 Act) and is terminable at any time without penalty upon 60 days’ written notice to the Fund by either the Board or the Adviser. A discussion regarding the basis for the Board’s initial approval of the Investment Management Agreement will be available in the Fund’s initial shareholder report.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser to the Fund under the Advisory Agreement, including the selection of Fund investments and the implementation of the Fund’s objective and strategies. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser to the Fund, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who provide the investment advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well-qualified by education and training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Adviser’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Fund was satisfactory.

Performance

The Board considered the investment performance of the Fund, noting that the Fund had strong, positive performance for the quarter ended December 31, 2024 and since inception period. The Adviser noted that no benchmark index is entirely reflective of the Fund’s unique investment strategy. The Board also considered performance information of the Fund relative to performance information provided for another similar fund managed by the Adviser and concluded, on the basis of the information provided by the Adviser, the Fund’s performance was satisfactory.

Fees and Expenses

The Board reviewed total expense ratio of the Fund. The Board compared total expense ratio for the Fund with various comparative data provided by the Adviser, including a report on the expenses of other comparable funds. The Board concluded that total expense ratio was reasonable and satisfactory in light of the services provided.

Breakpoints and Economies of Scale

The Board considered the Fund does not include breakpoints. The Board also determined that, given the Fund’s current size, economies of scale were not present at this time.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser from its relationship with the Fund. The Board also reviewed the Adviser’s financial condition. The Board noted that the financial condition of the Adviser appeared stable. The Board determined that the compensation to the Adviser was reasonable and its financial condition was adequate.

Ancillary Benefits and Other Factors

The Board also discussed other benefits to be received by the Adviser from its management of the Fund including, without limitation, the ability to market its advisory services for similar products in the future. The Board noted that the Adviser does not have affiliations with the Fund’s transfer agent, fund administrator, custodian, or distributor and, therefore, does not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fee was reasonable in light of the fall-out benefits.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuation of the Advisory Agreement.

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www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Privacy Notice (Unaudited)

For the period from April 1, 2024 (commencement of operations) through

December 31, 2024

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number

• Account balances

• Account transactions

• Transaction history

• Wire transfer instructions

• Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-779-1999

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www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Privacy Notice (Unaudited) (Continued)

For the period from April 1, 2024 (commencement of operations) through

December 31, 2024

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

• Open an account

• Provide account information

• Give us your contact information

• Make a wire transfer

• Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• Sharing for affiliates’ everyday business purposes – information about your creditworthiness

• Affiliates from using your information to market to you

• Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as Hamilton Lane Advisors, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

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www.hamiltonlane.com HL SCOPE RIC LLC

Investment Adviser

Hamilton Lane Advisors, L.L.C.

110 Washington St, Ste. 1300

Conshohocken, PA 19428

www.hamiltonlane.com

Custodian

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

Fund Administrator, Transfer Agent, and Fund Accountant

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

Independent Registered Public Accounting Firm

KPMG LLP

1735 Market Street

Philadelphia, Pennsylvania 19103

1.(b) Not Applicable.

Item 2. Code of Ethics.

(a)	HL SCOPE RIC LLC (the “Fund” or the “Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	Not applicable.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The Registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	The Registrant has included with this filing a copy of the Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)	The Board of Directors of the Registrant (the “Board of Directors” and individually, the “Directors”) has determined that the Registrant does not have an audit committee financial expert serving on its audit committee. The audit committee is composed of the Registrant’s three independent Directors, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.” The Board of Directors believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant. In addition, the Board of Directors notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The aggregate fees billed to the Fund for the period April 1, 2024 (commencement of operations) through December 31, 2024 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $139,500.

(b)	Audit-Related Fees

The aggregate fees billed to the Fund for the period April 1, 2024 (commencement of operations) through December 31, 2024 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0.

(c)	Tax Fees

The aggregate fees billed to the Fund for the period April 1, 2024 (commencement of operations) through December 31, 2024 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0.

(d)	All Other Fees

The aggregate fees billed to the Fund for the period April 1, 2024 (commencement of operations) through December 31, 2024 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2024.

(e)(1)   Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor’s engagement.

(e)(2)   The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)    0%

(c)    0%

(d)    0%

(f)          The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the period April 1, 2024 (commencement of operations) through December 31, 2024 that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)          The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the period April 1, 2024 (commencement of operations) through December 31, 2024 were $0 for 2024.

(h)          The Registrant’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)            Not applicable.

(j)            Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)           Schedule of Investments is included as part of Item 1.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Hamilton Lane Advisors, L.L.C.
PROXY POLICY AND PROCEDURE

INTRODUCTION

The Adviser acts as the advisor to a number of registered investment companies (the “Funds”). In accord with Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended, Hamilton Lane has adopted the following policies and procedures to provide information on Hamilton Lane’s proxy policy generally as well as on procedures for each of the Funds specifically (the “Proxy Policy and Procedure”). These policies and procedures apply only to Hamilton Lane.

GENERAL GUIDELINES

Hamilton Lane’s Proxy Policy and Procedure is designed to ensure that proxies are voted in a manner (i) reasonably believed to be in the best interests of the Funds and their shareholders1 and (ii) not affected by any material conflict of interest. Hamilton Lane considers shareholders best economic interests over the long term (i.e. addresses the common interest of all shareholders over time). Although shareholders may have differing political or social interests or values, their economic interest is generally uniform.

Hamilton Lane has adopted voting guidelines to assist in making voting decisions on common issues. The guidelines are designed to address those securities in which the Funds generally invest and may be revised in Hamilton Lane’s discretion. Any non-routine matters not addressed by the proxy voting guidelines are addressed on a case-by-case basis, taking into account all relevant facts and circumstances at the time of the vote, particularly where such matters have a potential for major economic impact on the issuer’s structure or operations. In making voting determinations, Hamilton Lane typically will rely on the individual portfolio managers who invest in and track particular companies as they are the most knowledgeable about, and best suited to make decisions regarding, particular proxy matters. In addition, Hamilton Lane may conduct research internally and/or use the resources of an independent research consultant. Hamilton Lane may also consider other materials such as studies of corporate governance and/or analyses of shareholder and management proposals by a certain sector of companies and may engage in dialogue with an issuer’s management.

Hamilton Lane acknowledges its responsibility to identify material conflicts of interest related to voting proxies. Hamilton Lane’s employees are required to disclose to the Chief Compliance Officer any personal conflicts, such as officer or trustee positions held by them, their spouses or close relatives, in any publicly traded company. Conflicts based on business relationships with Hamilton Lane, any affiliate or any person associated with Hamilton Lane will be considered only to the extent that Hamilton Lane has actual knowledge of such relationships. Hamilton Lane then takes appropriate steps to address identified conflicts. Typically, in those instances when a proxy vote may present a conflict between the interests of the Fund, on the one hand, and Hamilton Lane’s interests or the interests of a person affiliated with Hamilton Lane on the other, Hamilton Lane will abstain from making a voting decision and will document the decision and reasoning for doing so.

In some cases, the cost of voting a proxy may outweigh the expected benefits. For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person. Hamilton Lane may abstain from voting a proxy if the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

In certain cases, securities on loan as part of a securities lending program may not be voted. Nothing in the proxy voting policies shall obligate Hamilton Lane to exercise voting rights with respect to a portfolio security if it is prohibited by the terms of the security or by applicable law or otherwise.

Hamilton Lane will not discuss with members of the public how they intend to vote on any particular proxy proposal.

1 Actions taken in accord with the best interests of the Funds and their shareholders are those which align most closely with the Funds’ stated investment objectives and strategies.

ISS PROXYEDGE

Hamilton Lane has entered into a contractual relationship with Institutional Shareholder Services Inc. (“ISS”) through which ISS provides certain proxy management services to Hamilton Lane’s portfolio management teams. Specifically, ISS (i) provides access to the ISS ProxyExchange web-based voting and research platform to access vote recommendations, research reports, execute vote instructions and run reports relevant to Subscriber’s proxy voting environment; (ii) implements and maps Hamilton Lane’s designated proxy voting policies to applicable accounts and generates vote recommendations based on the application of such policies; and (iii) monitors Hamilton Lane’s incoming ballots, performs ballot-to-account reconciliations with Hamilton and its third party providers to help ensure that ISS is receiving all ballots for which Hamilton Lane has voting rights.

ISS provides two options for how proxy ballots are executed:

1.	Implied Consent: ISS executes ballots on Hamilton Lane’s behalf based on policy guidelines chosen at the time Hamilton Lane entered into the relationship with ISS.

2.	Mandatory Signoff: ISS is not permitted to mark or process any ballot on Hamilton Lane’s behalf without first receiving Hamilton Lane’s specific voting instructions via ProxyExchange.

Hamilton Lane has opted for Option 1. Implied Consent and in so doing has chosen to allow ISS to vote proxies on its behalf “with management’s recommendations.” Hamilton Lane has the option however to change its vote from the “with management’s recommendations” default at any point prior to the voting deadline if the portfolio managers following the subject company determine it is in the best interests of the Funds and their shareholders to do so. In those instances when the subject company’s management has not provided a voting recommendation, Hamilton Lane will either vote based on its own determination of what would align most closely with the best interests of the Funds and their shareholders or will opt to allow ISS to submit an “abstain” vote on its behalf. In addition, in those limited instances when share blocking2 may apply, Hamilton Lane has instructed ISS not to cast a vote on Hamilton Lane’s behalf unless Hamilton Lane provides specific instructions via ProxyExchange.

FUND-SPECIFIC POLICIES AND PROCEDURES

HL SCOPE RIC LLC

The Fund invests primarily in Direct Credit Investments. While it is unlikely that the Fund will receive notices or proxies from Direct Credit Investments (or in connection with any other portfolio securities), to the extent that the Fund does receive such notices or proxies and the Fund has voting interests in such Fund Investments, the responsibility for decisions regarding proxy voting for securities held by the Fund lies with Hamilton Lane as the Fund’s advisor. Hamilton Lane will vote such proxies in accordance with the proxy policies and procedures noted above.

The Fund will be required to file Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The Fund’s Form N PX filing will be available: (i) without charge, upon request, by calling 1.877.779.1999 or (ii) by visiting the SEC’s website at www.sec.gov.

All Other Funds

With the exception of the Hamilton Merger Arbitrage Fund, the Funds for which Hamilton Lane is presently either an adviser or sub-adviser are managed by multiple internal and external portfolio management teams. As is noted above, the policies and procedures outlined within this Proxy Policy and Procedure apply to those securities being held in that portion of the Funds’ portfolios managed by a Hamilton Lane portfolio manager only.

Each Fund will be required to file Form N-PX annually, with its complete proxy voting record for the twelve months immediately prior to the Fund’s year-end, no later than sixty (60) days following the Fund’s year-end. The Fund’s Form N-PX filing will be available: (i) without charge, upon request, from the Fund’s administrator or (ii) by visiting the SEC’s website at www.sec.gov.

2 Proxy voting in certain countries requires share blocking. Shareholders wishing to vote their proxies must deposit their shares shortly before the meeting date with a designated depositary. During this blocking period, any shares held by the designated depositary cannot be sold until the meeting has taken place and the shares have been returned to Hamilton Lane’s custodian banks. Hamilton Lane generally opts not to participate in share blocking proxies given these restrictions on their ability to trade.

Other

We are required to provide and maintain a bond issued by a reputable fidelity insurance company to protect us against larceny and embezzlement. Furthermore, as a registered closed-end management investment company, we are prohibited from protecting any Director or officer against any liability to us or our Shareholders arising from willful misconduct, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members.

As of the date of this report, the biographies of certain of Hamilton Lane Advisors, L.L.C.’s (the “Adviser” or “Hamilton Lane”) investment professionals having day-to-day portfolio management responsibility to the Fund (the “Portfolio Managers”) are below. During the period covered by this report, there were no changes to the Registrant’s Portfolio Managers.

Mario Giannini, Executive Co-Chairman

Mr. Giannini is Executive Co-Chairman and a member of the Hamilton Lane Board of Directors. He also serves on various investment committees.

Mr. Giannini served as Hamilton Lane’s Chief Executive Officer for 22 years, responsible for the firm’s strategic direction, management structure and process. He played a significant role in providing client services to the firm’s numerous clients and marketing the firm’s products and services.

Mr. Giannini received a J.D. from Boston College, a Master of Laws degree from the University of Virginia, and a B.A. from California State University.

Juan Delgado-Moreira, Co-Chief Executive Officer

Mr. Delgado-Moreira is Co-Chief Executive Officer based in the Hong Kong office. In this role, he oversees the firm’s global sales efforts and client service organization. He also serves on the firm’s investment committees as well as the Board of Directors.

Previously, Mr. Delgado-Moreira was a Vice Chairman responsible for Asian investment activities and client relationships. Prior to joining Hamilton Lane in 2005, Mr. Delgado-Moreira was an Investment Manager at Baring Private Equity Partners Ltd. in London, where he focused on mid-market private equity in Europe. Previously, Mr. Delgado-Moreira held senior research positions at U.K. institutions such as the University of Essex and was a lecturer and Fulbright Scholar at Stanford University. Mr. Delgado-Moreira began his career as an analyst in Madrid at the SEPI (formerly known as lnstituto Nacional de Industria).

Mr. Delgado-Moreira received a Ph.D. in Research Methods and Statistics and a B.A. in Political Science and Sociology from the Universidad Complutense de Madrid, Spain. He is a Chartered Financial Analyst and a member of the CFA Institute.

Brian Charles Gildea, Managing Director and Head of Evergreen Portfolios

Mr. Gildea is a Managing Director and Head of Evergreen Portfolios. He is a member of the Investment Committee, Responsible Investment Committee and Evergreen Portfolio Committee. Mr. Gildea has more than 25 years of private markets investment experience, spanning private markets asset classes and strategies. Mr. Gildea joined Hamilton Lane in 2009, and previously served as Head of Investments, responsible for oversight and management of all global investment activities, and, prior to that, as Global Head of Co-Investments.

Prior to joining Hamilton Lane, he was a General Partner at Bear Stearns Merchant Banking, and prior to that, at Freeman Spogli & Co. Mr. Gildea began his career as a Financial Analyst in the Mergers & Acquisitions Group at Salomon Brothers Inc.

He received a B.S. in Business Administration from Georgetown University. Mr. Gildea serves as Vice Chairman of the Board of Philadelphia Financial Scholars.

Thomas Kerr, Managing Director, Co-Head of Investments and Co-Head of Secondary Investments

Mr. Kerr is a Managing Director, Co-Head of Investments and Co-Head of Secondaries. He is responsible for direction and oversight of the Secondary Investment platform and is a member of the Investment Committee. In this capacity, Tom is active in secondary deal sourcing and execution. In addition, Tom is a member of the Portfolio Strategic Group, which is responsible for directing the firm’s strategic investment approach.

Mr. Kerr began his career at Hamilton Lane in 1999 and most recently was a member of the Fund Investment & Managed Solutions Team, where he was responsible for due diligence of primary fund investment opportunities. Prior to joining Hamilton Lane, Mr. Kerr spent two years at BISYS Plan Services, where he was responsible for the investment activities of institutional defined benefit plans.

Mr. Kerr received an M.B.A. from Saint Joseph’s University and a B.S. in Finance from Rider University.

Richard Hope, Co-Head of Investments

Mr. Hope is the Co-Head of Investments and Head of Europe, the Middle East and Africa (EMEA). In his role as Co-Head of Investments, he has broad leadership and management responsibilities across the global investment platform. He also heads the London office and sits on the Portfolio Management Group Committee and Evergreen Portfolio Committee. Mr. Hope serves as a member of the Investment Committee and represents Hamilton Lane on several fund advisory boards.

Prior to joining Hamilton Lane in 2011, Mr. Hope worked as a Director with Alliance Trust Equity Partners, where he helped establish a private equity fund investment business together with making a number of direct investments.

Previously, Mr. Hope worked in the U.K. at Noble Group, where he was responsible for making and managing venture and growth capital investments.

Mr. Hope received his B.Com. from University of Edinburgh.

Andrew Schardt, Vice Chairman, Head of Investment Strategy and Co-Head of Direct Equity

Mr. Schardt is a Vice Chairman, Head of Investment Strategy and Co-Head of Direct Equity Investments at Hamilton Lane. As Vice Chairman and Head of Investment Strategy, he is responsible for implementing executive-level initiatives while maintaining broader leadership responsibilities across the firm’s global investment platform. In his role as Head of Direct Equity Investments, Mr. Schardt oversees the entirety of the direct equity platform, including strategy implementation, broader team management and all associated investment activities. Mr. Schardt has held a number of senior investment roles during his time at the firm, most recently as Co-Head of Investments and Co-Head of Direct Credit. He is a member of the Investment Committee as well as the Executive Committee.

Prior to joining Hamilton Lane in 2008, Mr. Schardt focused on principal investing and advisory activities while at TCG Advisors, an Aerospace & Defense-focused merchant bank. Previously, he held positions with Holberg, Inc., a diversified private holding company, and began his career in investment banking at Banc of America Securities.

Mr. Schardt received an M.B.A. from the Fuqua School of Business at Duke University and a B.S. in Economics from Cornell University.

Bryan Jenkins, Managing Director and Head of Portfolio Strategy & Research

Mr. Jenkins is a Managing Director and Head of the Portfolio Strategy & Research, where he oversees portfolio strategy, quantitative research, risk assessment, and the development of Hamilton Lane’s proprietary data and analytics. Mr. Jenkins chairs the Portfolio Management Committee and is a member of the firm’s Evergreen Portfolio Committee. He is also a member of the BVCA’s Research Advisory Group.

Mr. Jenkins began his career at Hamilton Lane in 2012 and has previously held roles on the firm’s Research and Private Markets Analytics teams.

Mr. Jenkins received a B.S. in Computer Engineering from Drexel University.

Jacqueline Rantanen, Managing Director, Evergreen Portfolio Management

Ms. Rantanen is a Managing Director on the Evergreen Portfolio Management team, where she is responsible for leading the investor solutions function with a focus on the continued expansion of our growing retail platform. Ms. Rantanen also serves as a member of the Investment, Responsible Investment and Executive Committees.

Ms. Rantanen began her career with Hamilton Lane on the Fund Investment & Managed Solutions team. She has held roles in Relationship Management, Public Relations, Marketing teams, and previously led the global Product team. Prior to joining Hamilton Lane in 1997, Jackie was a Corporate Finance Analyst for Comcast Corporation. Previously, she was a member of the Chemical Division’s Financial Analysis Department for Sunoco, Inc.

Ms. Rantanen received an M.B.A. from Villanova University and a B.S. from Drexel University.

Stephen Brennan, Managing Director and Head of Private Wealth Solutions

Mr. Brennan is a Managing Director and Head of Private Wealth Solutions, leading the firm’s efforts to provide both evergreen and traditional private markets solutions to the growing Private Wealth channel. In this capacity he sets the strategic direction and oversees all aspects of the Private Wealth Solutions business.

Previously, Mr. Brennan held numerous leadership roles in Hamilton Lane’s institutional business including Global Head of Business Development. Mr. Brennan serves as a member of the firm’s Investment Committee and Evergreen Portfolio Committee. Prior to joining Hamilton Lane in 2002, Mr. Brennan held relationship management and investment support roles at Goldman Sachs (GSAM) and BNY Mellon.

Mr. Brennan received an M.B.A. from Fordham University and a B.B.A. from Loyola University Maryland.

Erik Hirsch, Co-Chief Executive Officer

Mr. Hirsch is Co-Chief Executive Officer. In this role, he is responsible for the firm’s strategic direction and operations. Mr. Hirsch serves on the firm’s Investment Committees as well as the Board of Directors.

On behalf of Hamilton Lane, Erik is a board member of Novata, a public benefit corporation designed to collect, analyze, benchmark and report relevant environmental, social and governance data on behalf of private companies. Hamilton Lane is a founding partner of Novata. Additionally, Mr. Hirsch serves as a strategic advisor to Tifin, a platform that conceives, creates and operates fintech companies in the areas of wealth management, investments and personal finance. Hamilton Lane is a strategic investor in Tifin.

Mr. Hirsch is a frequently quoted expert on the private equity industry, both in the print and broadcast media, and is a regular lecturer at the Wharton Business School of the University of Pennsylvania. Previously, Mr. Hirsch was the Vice Chairman of Hamilton Lane. In this role, he led all strategic and technology initiatives. Prior to joining Hamilton Lane in 1999, Erik was a corporate investment banker in the Mergers & Acquisitions department of Brown Brothers Harriman & Co. He began his career as a municipal financial consultant with Public Financial Management (PFM). At PFM, Mr. Hirsch specialized in asset securitization, sport stadium financings and strategic consulting.

Mr. Hirsch is Vice Chairman and a trustee of the University of Virginia’s College Foundation, and serves on the board of the Philadelphia 76ers Youth Foundation.

Brent Burnett, Managing Director and Head of Infrastructure and Real Assets

Mr. Burnett is a Managing Director and Head of Infrastructure and Real Assets, based in the Portland office, where he is an Investment Committee member and leads investment activities across real estate, infrastructure and natural resources.

Prior to joining Hamilton Lane, Mr. Burnett was a Managing Director and Principal of Real Asset Portfolio Management LLC. Mr. Burnett joined Real Asset Portfolio Management LLC (“RAPM”) in 2012 to focus on energy, infrastructure and minerals and mining, with a secondary focus on real estate investments. Mr. Burnett co-led the sale of RAPM to Hamilton Lane in 2017 and continues to focus on the non-real estate sectors of real assets across primary funds, secondaries and direct equity opportunities for Hamilton Lane’s clients and managed accounts.  Prior to joining RAPM, Mr. Burnett worked at R.V. Kuhns & Associates (“RVK”). Prior to joining RVK, Mr. Burnett worked in the Development and Investment group of Trammell Crow Company and as an Associate on FLAG Capital Management’s Real Assets investment funds. Mr. Burnett began his career as a management consultant for the Monitor Group.

Mr. Burnett received a B.S. in Accounting and a B.A. in Economics from Brigham Young University.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by the Portfolio Managers(1)

(As of December 31, 2024)

	Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:			Number of Other Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:
Name	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Mario Giannini	1 account, $44,600,000	23 accounts, $5,257,031,252	31 accounts, $10,477,500,000	3 accounts, $3,202,700,000	35 accounts, $19,227,643,325	7 accounts, $960,000,000
Juan Delgado-Moreira	1 account, $44,600,000	23 accounts, $5,289,200,343	35 accounts, $11,447,500,000	3 accounts, $3,202,700,000	48 accounts, $19,707,414,978	11 accounts, $1,243,220,887
Brian Charles Gildea	1 account, $44,600,000	5 accounts, $846,260,607	2 accounts, $825,000,000	3 accounts, $3,202,700,000	26 accounts, $16,175,482,532	2 accounts, $275,000,000
Thomas Kerr	1 account, $44,600,000	6 accounts, $1,561,260,607	11 accounts, $2,487,000,000	3 accounts, $3,202,700,000	38 accounts, $19,013,393,555	3 accounts, $525,000,000
Richard Hope	1 account, $44,600,000	8 accounts, $1,874,294,344	11 accounts, $2,487,000,000	3 accounts, $3,202,700,000	43 accounts, $22,518,614,423	7 accounts, $808,220,887
Andrew Schardt	1 account, $44,600,000	8 accounts, $1,885,399,395	10 accounts, $1,787,000,000	3 accounts, $3,202,700,000	41 accounts, $15,351,712,691	7 accounts, $808,220,887
Bryan Jenkins	1 account, $44,600,000	1 account, $147,600,000	Zero accounts	3 accounts, $3,202,700,000	2 accounts, $5,033,100,000	Zero accounts
Jacqueline Rantanen	1 account, $44,600,000	21 accounts, $5,045,926,201	31 accounts, $10,477,500,000	3 accounts, $3,202,700,000	23 accounts, $10,791,449,904	7 accounts, $935,000,000
Stephen Brennan	1 account, $44,600,000	21 accounts, $5,045,926,201	31 accounts, $10,477,500,000	3 accounts, $3,202,700,000	23 accounts, $10,791,449,904	7 accounts, $935,000,000
Erik Hirsch	1 account, $44,600,000	24 accounts, $5,389,200,343	33 accounts, $10,912,500,000	3 accounts, $3,202,700,000	40 accounts, $23,279,416,121	11 accounts, $1,243,220,887
Brent Burnett	1 account, $44,600,000	21 accounts, $5,045,926,201	35 accounts, $11,447,500,000	3 accounts, $3,202,700,000	35 accounts, $13,499,164,461	7 accounts, $935,000,000

(1)	Investing amounts are determined based upon accounts of currently investing capital overseen by the investment committees that the above referenced portfolio managers are a member of. Other Pooled Investments include Commingled Funds and Fund of One accounts. Other Accounts include separately managed accounts.

The figures noted above represent the current commitment amounts of discretionary accounts overseen by the various Hamilton Lane Investment Committees of which the above noted individuals are members. This does not include the value of accounts that are no longer making investments/not in their investment period.

(a)(3) Compensation Structure of Portfolio Manager

A competitive base salary and a performance-based bonus structure are in place for all team members. Portfolio Managers, analysts, and other associates are paid a competitive base salary and discretionary bonus based on their fiduciary investment responsibilities, performance of the individual, and performance of the firm. The discretionary bonus structure gives the Adviser the ability to remain competitive under current market conditions affecting compensation across the industry. The discretionary bonus may be payable in both cash and equity. In addition, certain employees of the Adviser also receive carried interest from certain of the Adviser’s clients. The Portfolio Managers may manage separate accounts or other pooled investment vehicles that may have materially higher or different fee arrangements than the Fund and may also be subject to performance-based fees.

(a)(4) Disclosure of Securities Ownership

Portfolio Manager Ownership of Securities in the Fund

Name of Investment Committee Member	Dollar Range of Securities Beneficially Owned by Portfolio Managers (As of December 31, 2024)
Mario Giannini	None
Juan Delgado-Moreira	None
Brian Charles Gildea	None
Thomas Kerr	None
Richard Hope	None
Andrew Schardt	None
Bryan Jenkins	None
Jacqueline Rantanen	None
Stephen Brennan	None
Erik Hirsch	None
Brent Burnett	None

(b) Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)    Not applicable.

(b)    Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)    Not applicable.

(b)    Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics or any amendments thereto, that is subject to disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Certifications pursuant to Rule 30a-2(b) of the 1940 Act Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HL SCOPE RIC LLC

By:
/s/ Andrew Schardt

Andrew Schardt, President

(Director, President and Principal Executive Officer)

Date: March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

HL SCOPE RIC LLC

By:
/s/ Andrew Schardt

Andrew Schardt, President

(Director, President and Principal Executive Officer)

Date: March 7, 2025

HL SCOPE RIC LLC

By:
/s/ Brian Channon

Brian Channon

(Treasurer and Principal Financial Officer)

Date: March 7, 2025